Revenue Recognition - Disaggregation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Total revenues	$ 216,456	$ 148,855	$ 416,801	$ 297,782	$ 603,989	$ 568,475
Percent of Total					100.00%	100.00%
Room and board
Summary of Significant Accounting Policies
Total revenues					$ 488,366	$ 463,938
Percent of Total					80.80%	81.60%
Non-refundable entrance fee amortization
Summary of Significant Accounting Policies
Total revenues					$ 98,912	$ 88,995
Percent of Total					16.40%	15.70%
Ancillary and other services
Summary of Significant Accounting Policies
Total revenues	$ 19,492	$ 13,466	$ 28,268	$ 17,977	$ 16,711	$ 15,542
Percent of Total					2.80%	2.70%